Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Neuberger Berman ETF Trust
Entity Central Index Key	0001506001
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000234391
Shareholder Report [Line Items]
Fund Name	Energy Transition & Infrastructure ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/nbet. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/nbet
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Energy Transition & Infrastructure ETF	$29	0.57%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
AssetsNet	$ 19,951,765
Holdings Count | Holding	32
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$19,951,765
Number of Portfolio Holdings	32
Portfolio Turnover Rate	15%

Holdings [Text Block]

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Energy	82.4%
Utilities	14.9%
Materials	2.2%
Short-Term Investments	0.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Largest Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Targa Resources Corp.	7.9%
Energy Transfer LP	7.1%
Enterprise Products Partners LP	6.9%
Cheniere Energy, Inc.	6.8%
Williams Cos., Inc.	5.6%
DT Midstream, Inc.	5.4%
Clearway Energy, Inc. Class C	4.4%
Antero Resources Corp.	4.3%
Western Midstream Partners LP	4.1%
Antero Midstream Corp.	3.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000248822
Shareholder Report [Line Items]
Fund Name	Short Duration Income ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/nbsd. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/nbsd
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Short Duration Income ETF	$18	0.35%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 251,176,073
Holdings Count | Holding	492
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$251,176,073
Number of Portfolio Holdings	492
Portfolio Turnover Rate	32%

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Corporate Bonds	37.6%
Mortgage-Backed Securities	27.1%
Asset-Backed Securities	17.2%
Municipal Notes	2.1%
Loan Assignments	1.7%
Short-Term Investments	11.8%
Other Assets Less Liabilities	2.5%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	12.1%
Federal Home Loan Mortgage Corp.	6.1%
Federal National Mortgage Association	3.8%
Federal National Mortgage Association Connecticut Avenue Securities	3.1%
Mizuho Floater Residual Trust Revenue	2.1%
Federal Home Loan Mortgage Corp. STACR REMIC Trust	2.0%
Goldman Sachs Group, Inc.	1.3%
Citigroup, Inc.	1.3%
Boeing Co.	1.2%
Government National Mortgage Association	1.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000250828
Shareholder Report [Line Items]
Fund Name	Flexible Credit Income ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/nbfc. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/nbfc
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Flexible Credit Income ETF	$20	0.40%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
AssetsNet	$ 52,319,366
Holdings Count | Holding	359
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$52,319,366
Number of Portfolio Holdings	359
Portfolio Turnover Rate	31%

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Corporate Bonds	63.1%
Asset-Backed Securities	13.3%
Loan Assignments	11.7%
Foreign Government Securities	6.2%
Mortgage-Backed Securities	5.8%
Short-Term Investments	0.3%
Liabilities Less Other Assets	(0.4)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Ballyrock CLO 27 Ltd.	2.4%
Wellington Management CLO 3 Ltd.	2.4%
Symphony CLO 45 Ltd.	2.3%
AGL CLO 33 Ltd.	2.3%
Bausch & Lomb Corp.	1.6%
CSC Holdings LLC	1.2%
CCO Holdings LLC/CCO Holdings Capital Corp.	1.0%
Trident TPI Holdings, Inc.	1.0%
Charles Schwab Corp.	1.0%
Cornerstone Generation LLC	1.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000255680
Shareholder Report [Line Items]
Fund Name	Total Return Bond ETF
No Trading Symbol [Flag]	true
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of December 17, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at nb.com/nbtr. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	nb.com/nbtr
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Total Return Bond ETF	$14	0.39%
Footnote	Description
Footnote*	Expenses for a full reporting period would be higher.
Footnote**	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.39%
AssetsNet	$ 51,159,081
Holdings Count | Holding	409
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$51,159,081
Number of Portfolio Holdings	409
Portfolio Turnover Rate	76%

Holdings [Text Block]

Portfolio by Investment Type

(as a % of Total Net Assets)

Corporate Bonds	51.6%
Mortgage-Backed Securities	27.8%
Asset-Backed Securities	12.3%
Foreign Government Securities	4.7%
U.S. Treasury Obligations	2.7%
U.S. Government Agency Securities	0.1%
Short-Term Investments	1.4%
Liabilities Less Other Assets	(0.6)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Federal Home Loan Mortgage Corp.	7.6%
Federal National Mortgage Association	7.2%
U.S. Treasury	2.7%
Federal National Mortgage Association Connecticut Avenue Securities	2.1%
Warnermedia Holdings, Inc.	1.6%
JPMorgan Chase & Co.	1.6%
Foundry JV Holdco LLC	1.5%
State Street Institutional U.S. Government Money Market Fund Premier Class	1.4%
Goldman Sachs Group, Inc.	1.3%
Government National Mortgage Association	1.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.